Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 44,012	$ 52,033	$ 51,879
Financing cash flows from finance leases	2,071	1,631	1,776
ROU assets obtained in exchange for lease obligations:
Operating leases	62,893	27,430	60,279
Finance leases	$ 3,125	$ 811	$ 906